UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2687

Name of Registrant:	VANGUARD MUNICIPAL BOND FUNDS

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2004

Item 1:	Schedule of Investments

July 31, 2004 Vanguard Limited-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value (000)
MUNICIPAL BONDS (99.8%)
Alabama (1.2%)
Birmingham AL GO	5.25%	4/1/2005 (4)	5,000	$ 5,129
Huntsville AL Health Care Fac. Auth. PUT	4.65%	6/1/2005 (1)	22,600	23,118
Huntsville AL Health Care Fac. Auth. PUT	4.65%	6/1/2005 (1)	1,350	1,381
Jefferson County AL Sewer Rev. (Capital Improvement)	5.125%	2/1/2009 (3)(Prere.)	5,785	6,333
Jefferson County AL Sewer Rev. (Capital Improvement)	5.125%	2/1/2009 (3)(Prere.)	29,405	32,188
Jefferson County AL Sewer Rev. (Capital Improvement) VRDO	1.10%	8/6/2004 (10)	15,000	15,000

				83,149

Alaska (1.1%)
Alaska GO	5.25%	8/1/2007 (4)	6,760	7,303
Alaska GO	5.00%	7/15/2008 (4)	6,605	7,143
North Slope Borough AK GO	0.00%	6/30/2006 (1)	19,250	18,418
North Slope Borough AK GO	0.00%	6/30/2007 (1)	8,000	7,362
North Slope Borough AK GO	0.00%	6/30/2008 (1)	17,100	15,060
Valdez AK Marine Terminal Rev. (BP Pipeline Project) VRDO	1.10%	8/2/2004	3,655	3,655
Valdez AK Marine Terminal Rev.
(Phillips Transp. Alaska, Inc. Project) PUT	1.80%	6/1/2005	17,500	17,525

				76,466

Arizona (1.4%)
Arizona COP	5.00%	9/1/2006 (4)	6,780	7,182
Arizona School Fac. Board Rev. COP	5.00%	9/1/2008 (4)+	5,000	5,406
Maricopa County AZ Pollution Control Corp. PCR
(Public Service Co. of New Mexico) PUT	4.00%	7/1/2009	9,500	9,608
Mesa AZ Util. System Rev.	5.00%	7/1/2008 (1)	6,500	7,035
Mohave County AZ IDA Correctional Fac. Contract Rev.
(Mohave Prison Project)	5.00%	4/1/2008 (10)	2,000	2,149
Mohave County AZ IDA Correctional Fac. Contract Rev.
(Mohave Prison Project)	5.00%	4/1/2010 (10)	5,090	5,507
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.25%	1/1/2006	30,935	32,397
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.15%	1/1/2007	7,630	8,139
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev.	5.00%	1/1/2008	8,650	9,295
Univ. of Arizona Board of Regents	5.90%	6/1/2008 (4)	4,095	4,556

				91,274

California (5.2%)
California Dept. of Water Resources Water System Rev. (Central Valley)	8.25%	12/1/2005	5,685	6,181
California GO	5.25%	3/1/2006	21,000	22,027
California GO	4.75%	6/1/2007	1,000	1,059
California GO	5.25%	11/1/2008	10,000	10,880
California Higher Educ. Loan Auth. Student Loan Rev. PUT	6.50%	6/1/2005	7,000	7,222
California PCR Financing Auth. Rev. (Southern California Edison Co.) PUT	2.00%	3/1/2006	20,000	19,855
California PCR Financing Auth. Solid Waste Disposal Rev. (Waste Management) PUT	4.85%	11/30/2007	6,000	6,203
California State Dept. of Water Resources Power Supply Rev.	5.25%	5/1/2007 (1)	14,725	15,901
California State Dept. of Water Resources Power Supply Rev.	5.50%	5/1/2007	25,335	27,220
California State Dept. of Water Resources Power Supply Rev.	5.00%	5/1/2008 (1)	8,000	8,674
California State Dept. of Water Resources Power Supply Rev.	5.25%	5/1/2009 (1)	10,000	11,014
California State Econ. Recovery Bonds	5.00%	7/1/2009	18,000	19,600
California State Econ. Recovery Bonds PUT	5.00%	7/1/2007	20,000	21,437
California State Econ. Recovery Bonds VRDO	1.09%	8/6/2004 (10)	32,000	32,000
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	3.85%	8/1/2006	15,000	15,435
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	4.35%	3/1/2007	19,325	20,129
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	2.625%	5/1/2008	17,500	17,094
Chula Vista CA IDR (San Diego Gas & Electric) PUT	7.00%	12/1/2005	10,000	10,564
Golden State Tobacco Securitization Corp. California	5.00%	6/1/2009	3,000	3,170
Golden State Tobacco Securitization Corp. California	5.00%	6/1/2010	2,500	2,627
Long Beach CA Harbor Rev.	4.00%	5/15/2009 (3)	6,095	6,247
Los Angeles CA Dept. of Water & Power Rev. VRDO	1.09%	8/6/2004	23,700	23,700
Los Angeles CA USD COP	5.00%	8/1/2006 (2)	4,775	5,073
Los Angeles CA USD COP	5.00%	8/1/2007 (2)	4,720	5,103
Los Angeles County CA TRAN	3.00%	6/30/2005	22,060	22,353
San Jose CA Redev. Agency	5.25%	8/1/2008 (1)	3,180	3,494
Santa Clara Valley CA Water Dist. Refunding & Improvement COP	5.00%	2/1/2008 (3)	4,385	4,743

				349,005

Colorado (4.2%)
Arapahoe County CO Capital Improvement Trust Fund Highway Rev.	0.00%	8/31/2005 (Prere.)	280,005	57,325
Arapahoe County CO Capital Improvement Trust Fund Highway Rev.	0.00%	8/31/2005 (Prere.)	11,920	8,358
Arapahoe County CO Capital Improvement Trust Fund Highway Rev.	0.00%	8/31/2005 (Prere.)	114,235	54,503
Arapahoe County CO Capital Improvement Trust Fund Highway Rev.	7.00%	8/31/2005 (Prere.)	17,000	18,488
Colorado Dept. of Transp. Rev.	5.25%	6/15/2006	2,335	2,473
Colorado Dept. of Transp. Rev.	5.25%	6/15/2007	2,035	2,193
Colorado Dept. of Transp. Rev.	5.50%	6/15/2007 (1)	18,000	19,540
Colorado Dept. of Transp. Rev.	5.25%	6/15/2008	2,530	2,755
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)	5.50%	9/1/2006	5,490	5,822
Colorado Health Fac. Auth. Rev. (Sisters of Charity Leavenworth) VRDO	1.10%	8/6/2004	15,000	15,000
Colorado Springs CO Util. System Rev.	5.25%	11/15/2006	9,265	9,908
Colorado Springs CO Util. System Rev.	5.25%	11/15/2007	5,890	6,395
Denver CO City & County Airport Rev.	5.50%	11/15/2005 (2)	9,375	9,801
Denver CO City & County Auditorium Theatre & Zoo GO	5.50%	8/1/2008	12,835	14,136
Denver CO City & County COP (Wellington E. Webb Municipal Office Building) VRDO	1.05%	8/6/2004 (2)	12,745	12,745
Denver CO City & County GO	5.00%	8/1/2007	5,000	5,369
Denver CO City & County GO (Medical Fac.)	5.00%	8/1/2008	8,770	9,494
Lowry Econ. Redev. Auth. Colorado Rev. VRDO	1.08%	8/6/2004 LOC	14,135	14,135
Regional Transp. Dist. of Colorado COP (Transit Vehicles Project) PUT	2.30%	6/1/2007 (2)	15,000	14,890

				283,330

Connecticut (2.7%)
Connecticut GO	6.25%	5/15/2005 (ETM)	80	83
Connecticut GO	6.25%	5/15/2005	10,000	10,375
Connecticut GO	5.00%	6/15/2005	13,810	14,230
Connecticut GO	5.00%	3/15/2006	17,045	17,887
Connecticut GO	4.00%	3/15/2007 (1)	6,200	6,462
Connecticut GO	5.00%	4/15/2007	17,985	19,229
Connecticut GO	5.25%	6/15/2007	12,760	13,771
Connecticut GO	5.00%	11/15/2007	19,340	20,858
Connecticut GO	5.00%	11/15/2007	7,250	7,819
Connecticut GO	5.00%	12/15/2007	10,040	10,841
Connecticut GO	5.25%	12/15/2007	7,370	8,017
Connecticut GO	5.00%	3/1/2008	8,545	9,202
Connecticut GO	5.00%	11/15/2008	10,000	10,856
Connecticut GO	5.00%	12/15/2008	3,400	3,694
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure) VRDO	1.09%	8/6/2004 (2)	26,485	26,485

				179,809

Delaware (0.5%)
Delaware GO	5.25%	7/1/2007	20,260	21,926
Delaware Transp. Auth. Transp. System Rev.	5.00%	7/1/2005 (1)	8,890	9,170

				31,096

District of Columbia (1.4%)
District of Columbia GO	5.00%	6/1/2005 (2)	6,935	7,133
District of Columbia GO	5.30%	6/1/2005 (2)	10,900	11,238
District of Columbia GO	5.25%	6/1/2007 (1)	16,000	17,204
District of Columbia GO	5.50%	6/1/2007 (4)	8,785	9,506
District of Columbia GO	5.25%	6/1/2008 (1)	5,355	5,812
District of Columbia GO	5.50%	6/1/2008 (4)(ETM)	1,220	1,343
District of Columbia GO	5.50%	6/1/2008 (4)	3,530	3,863
District of Columbia GO	5.50%	6/1/2010 (4)	10,000	11,108
District of Columbia GO VRDO	1.09%	8/6/2004 (1)	14,220	14,220
District of Columbia Univ. Rev. (George Washington Univ.)	5.50%	9/15/2004 (1)	4,000	4,021
Metro. Washington Airports Auth. Airport System Rev.	5.50%	10/1/2006	4,745	5,036
Washington DC Metro. Area Transit Auth. Rev.	5.00%	7/1/2007 (1)	2,250	2,417
Washington DC Metro. Area Transit Auth. Rev.	5.00%	7/1/2008 (1)	4,180	4,530

				97,431

Florida (3.7%)
Broward County FL GO	5.00%	1/1/2007	8,300	8,828
Broward County FL GO	5.00%	1/1/2008	4,000	4,301
Broward County FL Resource Recovery Rev. (Wheelabrator Series A)	5.375%	12/1/2010	4,900	5,279
Broward County FL Resource Recovery Rev. (Wheelabrator Series A)	4.50%	12/1/2011	5,900	6,062
Broward County FL Resource Recovery Rev. (Wheelabrator-South)	5.50%	12/1/2008	22,980	25,047
Broward County FL Resource Recovery Rev. (Wheelabrator-South)	5.375%	12/1/2009	2,000	2,165
Broward County FL School Dist. GO	5.00%	2/15/2006	3,170	3,319
Broward County FL School Dist. GO	5.00%	2/15/2007	2,890	3,081
Florida Board of Educ. Capital Outlay	5.25%	1/1/2006	3,540	3,706
Florida Board of Educ. Capital Outlay	5.00%	6/1/2008	4,000	4,323
Florida Board of Educ. Public Educ.	5.25%	6/1/2007	4,890	5,273
Florida Board of Educ. Public Educ.	5.00%	6/1/2008 (4)	19,600	21,199
Florida Board of Educ. Public Educ.	5.25%	6/1/2008	5,055	5,509
Florida Correctional Privatization Comm. COP	5.25%	8/1/2008 (1)	4,335	4,732
Florida Dept. of Environmental Protection & Preservation Rev.	5.00%	7/1/2007 (1)	10,000	10,737
Florida Dept. of Environmental Protection & Preservation Rev.	5.00%	7/1/2008 (1)	11,000	11,913
Florida Dept. of Transp.	5.00%	7/1/2007	5,270	5,659
Florida Dept. of Transp.	5.25%	7/1/2008	4,670	5,101
Florida Turnpike Auth. Rev.	5.25%	7/1/2007 (4)	5,855	6,328
Greater Orlando Aviation Auth. Orlando FL Airport Fac. Rev.	5.00%	10/1/2005 (1)	6,855	7,117
Greater Orlando Aviation Auth. Orlando FL Airport Fac. Rev.	5.25%	10/1/2006 (1)	7,830	8,347
Greater Orlando Aviation Auth. Orlando FL Airport Fac. Rev.	5.25%	10/1/2007 (1)	6,995	7,568
JEA Florida St. Johns River Power Park Rev.	5.00%	10/1/2008	21,000	22,728
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.00%	10/1/2004 (1)	1,160	1,169
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare)	6.00%	10/1/2004 (1)(ETM)	2,815	2,837
Orlando FL Util. Comm. Water & Electric Rev.	5.00%	10/1/2008	4,835	5,243
Orlando FL Util. Comm. Water & Electric Rev.	5.25%	7/1/2009 +	15,000	16,475
Orlando FL Util. Comm. Water & Electric Rev. PUT	5.00%	10/1/2008	20,000	21,544
Palm Beach County FL Airport System Rev.	5.50%	10/1/2005 (1)	8,830	9,219
Palm Beach County FL School Dist. GO	5.00%	8/1/2004 (1)	8,715	8,716

				253,525

Georgia (3.9%)
Athens-Clarke County GA Unified Govt. Dev. Auth. Rev. (Univ. of Georgia Athletic Assn.) VRDO	1.13%	8/2/2004 LOC	14,700	14,700
Atlanta GA Airport Fac. Rev.	0.00%	1/1/2010 (1)	8,250	6,221
Atlanta GA Water & Sewer Rev.	5.25%	1/1/2007 (3)(Prere.)	15,300	16,508
Atlanta GA Water & Wastewater Rev. VRDO	1.09%	8/6/2004 (4)	22,080	22,080
Burke County GA Dev. Auth. PCR (Georgia Power Co. Plant Vogtle) PUT	4.45%	12/1/2008	25,000	26,088
Burke County GA Dev. Auth. PCR (Oglethorpe Power Corp.) VRDO	1.13%	8/2/2004 (2)	14,185	14,185
Fulton DeKalb GA Hosp. Auth.	5.00%	1/1/2008 (4)	3,000	3,216
Georgia GO	6.25%	3/1/2006	5,000	5,335
Georgia GO	6.00%	7/1/2007	10,580	11,644
Georgia GO	6.00%	10/1/2008	10,670	11,986
Georgia Road & Tollway Auth. Rev. (Governor's Transp. Choices)	5.25%	3/1/2007	6,185	6,644
Georgia Road & Tollway Auth. Rev. (Governor's Transp. Choices)	5.25%	3/1/2009	10,355	11,382
Gwinnett County GA Hosp. Auth. Rev. (Gwinnett Hosp. System Inc.) VRDO	1.08%	8/6/2004 LOC	3,000	3,000
Henry County GA GO	4.00%	7/1/2006	5,130	5,323
Henry County GA School Dist. GO	5.00%	4/1/2007	11,415	12,196
Henry County GA School Dist. GO	5.00%	4/1/2008	25,585	27,599
Metro. Atlanta GA Rapid Transp. Auth. Georgia Sales Tax Rev.	6.25%	7/1/2006 (1)	10,000	10,788
Metro. Atlanta GA Rapid Transp. Auth. Georgia Sales Tax Rev.	6.25%	7/1/2008 (1)	4,000	4,504
Muni. Electric Auth. Georgia Subordinate Bonds Project One PUT	5.00%	1/1/2009 (2)	10,000	10,715
Newton County GA School Dist. GO	5.50%	8/1/2004	6,185	6,186
Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.)	5.50%	11/1/2006	8,000	8,593
Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.)	5.50%	11/1/2007	6,270	6,852
Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.)	5.25%	9/1/2008	10,000	10,929
Richmond County GA Board of Educ. GO	5.00%	11/1/2005	5,000	5,205

				261,879

Hawaii (2.2%)
Hawaii Airport System Rev.	5.50%	7/1/2006 (3)	10,000	10,607
Hawaii Airport System Rev.	5.50%	7/1/2007 (3)	10,000	10,746
Hawaii Airport System Rev.	6.00%	7/1/2007 (3)	6,000	6,529
Hawaii Airport System Rev.	5.50%	7/1/2009 (3)	10,275	11,181
Hawaii GO	5.70%	10/1/2004 (1)(ETM)	10,000	10,075
Hawaii GO	6.25%	3/1/2005 (3)	8,585	8,827
Hawaii GO	5.50%	4/1/2005 (1)	13,630	14,003
Hawaii GO	6.00%	11/1/2005 (3)	5,000	5,269
Hawaii GO	5.25%	2/1/2007 (4)	10,375	11,101
Hawaii GO	5.00%	4/1/2007 (1)	10,000	10,673
Hawaii GO	5.50%	8/1/2007 (3)	2,330	2,534
Hawaii GO	5.25%	2/1/2008 (4)	10,000	10,831
Hawaii GO	5.00%	4/1/2008 (1)	10,000	10,769
Hawaii GO	5.75%	4/1/2008 (1)	4,005	4,417
Hawaii GO	5.50%	8/1/2008 (3)	6,755	7,435
Honolulu HI City & County GO	5.00%	7/1/2008 (1)	12,740	13,773

				148,770

Illinois (5.5%)
Chicago IL O'Hare International Airport Rev.	5.50%	1/1/2006 (2)	3,970	4,153
Chicago IL O'Hare International Airport Rev.	5.50%	1/1/2006 (2)	16,120	16,864
Chicago IL O'Hare International Airport Rev.	5.50%	1/1/2007 (2)	3,140	3,343
Chicago IL Transit Auth. Capital Grant Receipts Rev. (Douglas Branch Project)	4.00%	6/1/2006 (2)	5,210	5,218
Illinois Dev. Finance Auth. PCR (Commonwealth Edison)	4.40%	12/1/2006 (2)	27,500	28,729
Illinois Dev. Finance Auth. PCR (Commonwealth Edison) PUT	4.40%	12/1/2006 (2)	14,265	14,902
Illinois Dev. Finance Auth. Rev. (Provena Health)	5.50%	5/15/2005 (1)	2,500	2,575
Illinois Dev. Finance Auth. Rev. (Provena Health)	5.50%	5/15/2006 (1)	2,000	2,113
Illinois Dev. Finance Auth. Solid Waste Disp. Rev. (Waste Management)	5.85%	2/1/2007	7,185	7,569
Illinois GO	5.50%	12/1/2004	12,000	12,167
Illinois GO	5.00%	2/1/2005 (3)	4,500	4,582
Illinois GO	4.00%	12/1/2006	5,000	5,201
Illinois GO	5.00%	10/1/2007 (4)	9,000	9,670
Illinois GO	5.25%	11/1/2007 (3)	5,000	5,417
Illinois GO	5.00%	12/1/2007	5,475	5,890
Illinois GO	5.00%	3/1/2008	5,000	5,367
Illinois GO	5.00%	3/1/2008	7,590	8,147
Illinois GO	5.25%	8/1/2008	14,500	15,783
Illinois GO	5.00%	10/1/2008 (4)	7,000	7,573
Illinois GO	5.00%	10/1/2008	12,000	12,963
Illinois GO	5.00%	10/1/2008	5,790	6,255
Illinois GO	5.25%	11/1/2008 (3)	4,000	4,371
Illinois GO	5.75%	1/1/2009 (3)	3,000	3,336
Illinois GO	5.50%	8/1/2009	8,610	9,534
Illinois GO	5.00%	10/1/2009	14,800	16,052
Illinois Health Fac. Auth. Rev. (Advocate Health Care Network)	5.25%	8/15/2005 (ETM)	2,085	2,163
Illinois Health Fac. Auth. Rev. (Hosp. Sisters Services Inc.)	5.00%	6/1/2006 (1)	4,400	4,619
Illinois Health Fac. Auth. Rev. (Hosp. Sisters Services Inc.)	5.25%	6/1/2007 (1)	5,270	5,643
Illinois Health Fac. Auth. Rev. (Hosp. Sisters Services Inc.)	4.50%	12/1/2007 (4)	10,000	10,519
Illinois Health Fac. Auth. Rev. (Northwestern Memorial Hosp.) VRDO	1.11%	8/2/2004	6,900	6,900
Illinois Health Fac. Auth. Rev. (Northwestern Memorial Hosp.) VRDO	1.11%	8/2/2004	10,400	10,400
Illinois Health Fac. Auth. Rev. (OSF Healthcare System) VRDO	1.11%	8/2/2004 LOC	4,300	4,300
Illinois Health Fac. Auth. Rev. (Univ. of Chicago Hosp. & Health Systems) VRDO	1.10%	8/2/2004 (1)	32,540	32,540
Illinois State Unemployment Insurance Fund Building Receipts Rev.	5.00%	12/15/2007 (4)	10,000	10,711
Illinois Student Assistance Comm. Student Loan Rev.	5.70%	3/1/2006	4,000	4,049
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.00%	6/15/2008 (3)	170	150
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.00%	6/15/2008 (3)(ETM)	1,220	1,081
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	0.00%	6/15/2008 (3)(ETM)	6,500	5,760
Metro. Pier & Exposition Auth. Illinois Dedicated Sales Tax Rev.	5.25%	6/15/2008 (1)	3,250	3,532
Regional Transp. Auth. Cook, Du Page, Kane, Lake, McHenry, and Will Counties IL GO	5.00%	6/1/2005 (3)	5,000	5,144
Regional Transp. Auth. Cook, Du Page, Kane, Lake, McHenry, and Will Counties IL GO	5.00%	6/1/2006 (3)	6,950	7,317
Regional Transp. Auth. Cook, Du Page, Kane, Lake, McHenry, and Will Counties IL GO	5.00%	6/1/2007 (3)	9,710	10,377
Regional Transp. Auth. Cook, Du Page, Kane, Lake, McHenry, and Will Counties IL GO	5.25%	6/1/2008 (3)	9,855	10,704
Univ. of Illinois (Util. Infrastructure Project) COP VRDO	1.08%	8/6/2004	20,520	20,520

				374,203

Indiana (0.7%)
Indiana Office Building Comm. Fac. Rev. (New Castle Correctional Fac.)	5.25%	7/1/2008 (3)	3,040	3,300
Indiana Univ. Rev. (Student Fee)	5.25%	8/1/2004 (1)	4,000	4,000
Indiana Univ. Rev. (Student Fee)	5.25%	8/1/2005 (1)	1,345	1,394
Indiana Univ. Rev. (Student Fee)	5.25%	8/1/2007 (1)	1,000	1,079
Indianapolis IN Local Public Improvement Rev.	5.50%	2/1/2007	12,255	13,177
Rockport IN PCR (AEP Generating Co.) PUT	4.05%	7/13/2006 (2)	21,000	21,757

				44,707

Kansas (0.5%)
Burlington KS PCR (Kansas Gas & Electric Co.)	2.65%	6/1/2006 (1)	15,000	15,130
Kansas Dept. of Transp. Highway Rev.	7.25%	3/1/2006 (ETM)	5,820	6,306
Kansas Dept. of Transp. Highway Rev.	5.50%	9/1/2006	6,000	6,422
Wichita KS Sales Tax Rev.	5.00%	4/1/2007	2,610	2,784

				30,642

Kentucky (2.4%)
Jefferson County KY GO	0.00%	8/15/2004 (4)	3,980	3,978
Jefferson County KY GO	0.00%	8/15/2005 (4)	4,780	4,696
Kenton County KY Airport Board Special Fac. Rev. (Airis Cincinnati LLC) VRDO	1.14%	8/6/2004	10,000	10,000
Kentucky Econ. Dev. Finance Auth. Hosp. Fac. Rev. (Baptist Healthcare) VRDO	1.10%	8/2/2004 (1)	2,200	2,200
Kentucky Property & Building Comm. Rev.	5.25%	2/1/2005	4,090	4,169
Kentucky Property & Building Comm. Rev.	5.50%	8/1/2006 (4)	10,520	11,228
Kentucky Property & Building Comm. Rev.	5.25%	2/1/2007 (4)	1,500	1,604
Kentucky Property & Building Comm. Rev.	5.25%	8/1/2007 (4)	13,000	14,037
Kentucky Property & Building Comm. Rev.	5.50%	8/1/2007	4,550	4,946
Kentucky Property & Building Comm. Rev.	5.50%	8/1/2008	210	231
Kentucky Property & Building Comm. Rev.	5.50%	8/1/2008 (ETM)	7,290	8,052
Kentucky Property & Building Comm. Rev.	6.00%	10/1/2008	10,000	11,200
Kentucky Turnpike Auth. Econ. Dev. Road Rev. (Revitalization Project)	6.50%	7/1/2007 (2)	18,000	20,031
Kentucky Turnpike Auth. Econ. Dev. Road Rev. (Revitalization Project)	5.50%	7/1/2008 (2)	5,060	5,564
Kentucky Turnpike Auth. Econ. Dev. Road Rev. (Revitalization Project)	5.75%	7/1/2008 (4)	26,760	29,670
Kentucky Turnpike Auth. Econ. Dev. Road Rev. (Revitalization Project)	5.50%	7/1/2009 (2)*	15,000	16,652
Louisville & Jefferson County KY Regional Airport Auth. Airport System Rev.	5.25%	7/1/2008 (4)	2,345	2,523
Louisville & Jefferson County KY Regional Airport Auth. Airport System Rev.	5.25%	7/1/2010 (4)	2,700	2,913
Louisville & Jefferson County KY Regional Airport Auth. Special Fac. (UPS Worldwide Forwarding) VRDO	1.14%	8/2/2004	5,900	5,900

				159,594

Louisiana (1.0%)
Jefferson Parish LA Sales Tax Dist. Special Sales Tax Rev.	5.50%	12/1/2004 (4)	5,145	5,217
Jefferson Parish LA Sales Tax Dist. Special Sales Tax Rev.	5.50%	12/1/2005 (4)	3,790	3,980
Jefferson Parish LA School Board Sales & Tax Rev.	5.25%	2/1/2005 (1)	8,300	8,462
Jefferson Parish LA School Board Sales & Tax Rev.	5.25%	2/1/2006 (1)	8,740	9,169
Jefferson Parish LA School Board Sales & Tax Rev.	5.25%	2/1/2007 (1)	9,190	9,833
Louisiana GO	5.25%	4/1/2006 (3)	9,335	9,835
Louisiana GO	5.25%	5/1/2008 (3)	7,405	8,050
Louisiana Offshore Terminal Auth. Deep Water Port Rev. (LOOP LLC Project) PUT	4.00%	9/1/2008	5,000	5,097
Louisiana Public Fac. Auth. Hosp. Rev. (Franciscan Missionaries)	5.50%	7/1/2005 (4)	5,865	6,074

				65,717

Maryland (1.4%)
Anne Arundel County MD GO	5.00%	3/1/2008	7,375	7,958
Maryland Dept. of Transp.	5.25%	2/1/2007	9,000	9,648
Maryland GO	5.25%	3/1/2007	21,005	22,587
Maryland GO	5.25%	2/1/2008	5,000	5,440
Maryland GO	5.25%	3/1/2008	24,935	27,162
Washington Suburban Sanitation Dist. Maryland General Construction GO	5.25%	6/1/2007	10,000	10,810
Washington Suburban Sanitation Dist. Maryland Water Supply GO	5.25%	6/1/2009	12,785	14,113

				97,718

Massachusetts (4.1%)
Boston MA GO	5.00%	2/1/2008 (1)	5,000	5,377
Massachusetts Dev. Finance Agency Resource Recovery Rev. (SEMASS System)	5.25%	1/1/2006 (1)	15,170	15,785
Massachusetts Dev. Finance Agency Resource Recovery Rev. (SEMASS System)	5.25%	1/1/2007 (1)	15,070	15,906
Massachusetts Educ. Finance Auth. Educ. Loan Rev.	4.40%	12/1/2005 (1)	1,385	1,412
Massachusetts Educ. Finance Auth. Educ. Loan Rev.	4.50%	12/1/2006 (1)	1,670	1,710
Massachusetts Educ. Finance Auth. Educ. Loan Rev.	4.55%	12/1/2007 (1)	2,255	2,310
Massachusetts GAN	5.75%	6/15/2007	9,650	10,528
Massachusetts GAN	5.75%	12/15/2008	16,210	18,045
Massachusetts GO	5.00%	1/1/2005	4,500	4,569
Massachusetts GO	5.00%	2/1/2006	7,820	8,173
Massachusetts GO	5.50%	2/1/2007 (1)	20,000	21,516
Massachusetts GO	5.25%	12/1/2007	10,000	10,848
Massachusetts GO	5.50%	2/1/2008 (1)	10,000	10,910
Massachusetts GO	5.00%	8/1/2008	10,000	10,795
Massachusetts GO	5.25%	8/1/2008 (Prere.)	7,945	8,708
Massachusetts GO	5.375%	8/1/2008	10,000	10,935
Massachusetts GO	5.75%	10/1/2008	6,710	7,447
Massachusetts GO	5.25%	1/1/2009	10,000	10,894
Massachusetts GO VRDO	1.12%	8/6/2004	12,500	12,500
Massachusetts GO VRDO	1.12%	8/6/2004	21,800	21,800
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	5.25%	7/1/2006	3,000	3,109
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	5.75%	7/1/2006	5,385	5,630
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	5.75%	7/1/2007	5,785	6,110
Massachusetts Health & Educ. Fac. Auth. Rev. (Partners Healthcare System)	5.00%	7/1/2007	2,200	2,344
Massachusetts Muni. Wholesale Electric Co. Power System Rev.	5.50%	7/1/2008 (1)	15,400	16,873
Massachusetts Muni. Wholesale Electric Co. Power System Rev.	5.00%	7/1/2009 (1)	14,110	15,277
Massachusetts Special Obligation Rev.	7.50%	6/1/2007 (3)	16,425	18,669
Massachusetts Water Resources Auth. Rev. VRDO	1.09%	8/6/2004 (3)	1,200	1,200

				279,380

Michigan (3.5%)
Detroit MI Capital Improvement GO	5.00%	4/1/2008 (4)	7,275	7,829
Detroit MI Capital Improvement GO	5.00%	4/1/2009 (4)	6,135	6,649
Detroit MI Sewer System Rev.	5.00%	7/1/2010 (4)	8,510	9,253
Detroit MI Water Supply System VRDO	1.08%	8/6/2004 (3)	21,040	21,040
Greater Detroit MI Resource Recovery Auth.	5.50%	12/13/2004 (2)	12,990	13,190
Michigan Building Auth. Rev.	6.50%	10/1/2004 (ETM)	14,500	14,627
Michigan Building Auth. Rev.	5.25%	10/15/2004 (ETM)	19,885	20,047
Michigan Building Auth. Rev.	5.50%	10/15/2007	5,945	6,480
Michigan Building Auth. Rev.	5.50%	10/15/2007	3,855	4,202
Michigan Building Auth. Rev.	5.00%	10/15/2008 (1)	4,000	4,334
Michigan Building Auth. Rev.	5.50%	10/15/2008	6,435	7,086
Michigan Building Auth. Rev.	5.50%	10/15/2008	6,790	7,476
Michigan Comprehensive Transp. Rev.	5.00%	5/15/2008 (4)	1,230	1,327
Michigan GAN VRDO	1.07%	8/6/2004 (4)	22,500	22,500
Michigan GO	5.25%	12/1/2005	5,750	6,020
Michigan Hosp. Finance Auth. Rev. (Genesys Regional Medical Center)	5.50%	10/1/2005 (ETM)	6,655	6,950
Michigan Muni. Bond Auth. Rev.	5.00%	5/1/2007	6,420	6,859
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.50%	10/1/2006 (ETM)	7,575	8,138
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.25%	10/1/2007	10,190	11,048
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.50%	10/1/2007 (ETM)	9,405	10,283
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.25%	10/1/2008	11,960	13,090
Michigan Public Power Agency Rev. (Belle River)	5.00%	1/1/2007 (1)	6,000	6,373
Michigan Trunk Line Rev.	5.00%	10/1/2006 (4)	1,000	1,062
Michigan Trunk Line Rev.	5.00%	10/1/2007 (4)	1,000	1,075
Univ. of Michigan Univ. Rev.	5.00%	4/1/2008	2,705	2,912
Wayne Charter County MI Airport Rev.	5.25%	12/1/2006 (1)	6,620	7,046
Wayne Charter County MI Airport Rev. (Detroit Metro. Wayne County)	5.25%	12/1/2008 (3)	7,065	7,600
Western Township MI Sewage Disposal System Rev.	5.25%	1/1/2008 (1)	3,700	4,002

				238,498

Minnesota (1.2%)
Minnesota GO	6.00%	8/1/2004	5,000	5,001
Minnesota GO	5.00%	8/1/2005	26,000	26,896
Minnesota GO	6.00%	8/1/2005	8,255	8,620
Minnesota GO	5.50%	6/1/2006	8,730	9,290
Minnesota GO	5.00%	8/1/2007	20,000	21,506
Minnesota Public Fac. Water PCR	5.50%	3/1/2009	4,500	4,984
Southern Minnesota Muni. Power Agency Power Supply System Rev.	5.00%	1/1/2009 (2)	5,000	5,420

				81,717

Mississippi (0.3%)
Mississippi Business Finance Corp. Solid Waste Disposal Rev. (Waste Management Inc.) PUT	3.35%	3/1/2009	7,000	6,719
Mississippi GO	5.00%	10/1/2006	10,160	10,786
Mississippi GO	5.75%	11/1/2007	5,000	5,503
Mississippi Home Corp. Single Family Rev.	5.10%	12/1/2022	475	489

				23,497

Missouri (0.5%)
Missouri Health & Educ. Fac. Auth. Rev. (SSM Health Care)	5.25%	6/1/2006	10,230	10,774
Missouri Third State Building GO	5.00%	8/1/2008	8,660	9,403
Missouri Water Pollution Control GO	5.00%	10/1/2008	11,350	12,340

				32,517

Nebraska (1.2%)
American Public Energy Agency NE (National Public Gas Agency) VRDO	1.08%	8/6/2004	34,896	34,896
Nebraska Public Power Dist. Rev.	5.00%	1/1/2007 (1)	9,000	9,560
Nebraska Public Power Dist. Rev.	5.25%	1/1/2009 (1)	20,000	21,693
Omaha NE Public Power Dist. Electric Rev.	4.50%	2/1/2008	14,655	15,497

				81,646

Nevada (2.4%)
Clark County NV GO	5.00%	11/1/2004	6,570	6,631
Clark County NV Las Vegas Convention & Visitor Auth. GO	5.00%	7/1/2007	4,410	4,722
Clark County NV Passenger Fac. Rev. (Las Vegas McCarran International Airport)	6.25%	7/1/2005 (1)	4,310	4,485
Clark County NV School Dist. GO	5.00%	6/15/2005 (1)	13,330	13,732
Clark County NV School Dist. GO	5.00%	6/15/2007 (1)	13,475	14,434
Clark County NV School Dist. GO	5.25%	6/15/2007 (4)	12,335	13,298
Clark County NV School Dist. GO	5.00%	6/1/2008 (3)	30,735	33,185
Clark County NV School Dist. GO	5.00%	6/15/2008 (1)	6,000	6,482
Clark County NV School Dist. GO	5.50%	6/15/2008 (4)	33,555	36,864
Clark County NV School Dist. GO	4.00%	6/1/2009 (3)	16,265	16,947
Nevada GO	5.00%	3/1/2008	5,000	5,337
Nevada GO	5.25%	5/15/2009	7,625	8,230

				164,347

New Hampshire (0.5%)
New Hampshire Business Finance Auth. PCR (United Illuminating) PUT	3.25%	12/3/2007 (2)	6,950	7,025
New Hampshire Business Finance Auth. PCR (United Illuminating) PUT	3.50%	2/1/2009	22,000	21,626
New Hampshire GO	5.00%	11/1/2008	6,000	6,509

				35,160

New Jersey (2.7%)
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.00%	9/1/2008	16,085	17,412
New Jersey Econ. Dev. Auth. Rev. (Waste Management New Jersey Inc.) PUT	4.00%	10/31/2004	5,000	5,019
New Jersey Environmental Infrastructure Trust	5.50%	9/1/2007	5,960	6,502
New Jersey Environmental Infrastructure Trust	5.50%	9/1/2008	6,280	6,941
New Jersey GO	5.00%	2/1/2007	4,500	4,782
New Jersey GO	5.00%	7/15/2007	10,000	10,711
New Jersey Transit Corp. Capital GAN	5.75%	2/1/2007 (2)	15,000	16,201
New Jersey Transp. Corp. COP	5.50%	9/15/2007 (2)	4,735	5,132
New Jersey Transp. Corp. COP	5.50%	9/15/2008 (2)	25,000	27,430
New Jersey Transp. Trust Fund Auth. Rev.	6.00%	6/15/2005 (2)	10,000	10,387
New Jersey Transp. Trust Fund Auth. Rev.	5.00%	12/15/2006	26,000	27,614
New Jersey Transp. Trust Fund Auth. Rev.	5.50%	6/15/2007 (ETM)	10,000	10,870
New Jersey Transp. Trust Fund Auth. Rev.	5.50%	6/15/2007	5,665	6,123
New Jersey Transp. Trust Fund Auth. Rev.	5.375%	12/15/2007	25,530	27,711

				182,835

New Mexico (1.3%)
Farmington NM PCR (Public Service - San Juan Project) PUT	2.10%	4/1/2006	6,000	5,910
Farmington NM PCR (Public Service - San Juan Project) PUT	2.10%	4/1/2006	13,000	12,888
New Mexico Educ. Assistance Funding Student Loan Rev.	6.60%	3/1/2005	4,130	4,161
New Mexico GO	5.00%	3/1/2007	12,130	12,930
New Mexico GO	5.00%	9/1/2007	9,515	10,225
New Mexico GO	5.00%	9/1/2008	5,000	5,414
New Mexico Highway Comm. Tax Rev.	5.00%	6/15/2005	4,740	4,882
New Mexico Highway Comm. Tax Rev.	5.00%	6/15/2005 (2)	3,000	3,091
New Mexico Highway Comm. Tax Rev.	5.00%	6/15/2007 (2)	2,500	2,678
New Mexico Highway Comm. Tax Rev.	5.25%	6/15/2007	7,540	8,113
New Mexico Highway Comm. Tax Rev.	5.00%	6/15/2008	9,335	10,089
New Mexico Severance Tax Rev.	5.00%	7/1/2007	6,800	7,286

				87,667

New York (8.6%)
Long Island NY Power Auth. Electric System Rev.	5.00%	6/1/2006	10,000	10,474
Muni. Assistance Corp. for New York City NY	6.00%	7/1/2005	10,370	10,793
Muni. Assistance Corp. for New York City NY	6.00%	7/1/2007	9,700	10,693
New York City NY Cultural Resources Rev. (American Museum of Natural History) VRDO	3.10%	4/4/2007 (1)	5,000	5,045
New York City NY GO	5.00%	8/1/2008	25,535	27,386
New York City NY GO	5.25%	8/1/2008	7,670	8,298
New York City NY GO	5.25%	8/1/2008 (3)	10,000	10,906
New York City NY GO	5.25%	8/1/2008	16,450	17,796
New York City NY GO	5.00%	8/1/2009	7,000	7,535
New York City NY GO	5.25%	8/1/2009	35,110	38,193
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.00%	6/15/2005	25,000	25,748
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev.	5.25%	6/15/2006	30,000	31,756
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	1.08%	8/2/2004	6,000	6,000
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	1.09%	8/2/2004 (3)	2,800	2,800
New York City NY Transitional Finance Auth. Rev. Future Tax	5.00%	11/1/2008	15,000	16,238
New York City NY Transitional Finance Auth. Rev. Future Tax	5.00%	11/1/2009	5,000	5,434
New York City NY Transitional Finance Auth. Rev. VRDO	1.09%	8/2/2004	4,800	4,800
New York City NY Transitional Finance Auth. Rev. VRDO	1.10%	8/6/2004	22,100	22,100
New York City NY Transitional Finance Auth. Rev. VRDO	1.10%	8/6/2004	17,000	17,000
New York State Energy Research & Dev. Auth. PCR (Central Hudson Gas & Electric Corp.) PUT	3.00%	12/1/2008 (2)	8,300	8,140
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.00%	6/15/2008	9,415	10,193
New York State Housing Finance Agency Rev. (Chelsea Apartments) VRDO	1.13%	8/6/2004 LOC	20,000	20,000
New York State Housing Finance Agency Rev. (Nursing Home & Health Care)	4.40%	11/1/2004 (1)	8,100	8,162
New York State Power Auth. Rev.	5.50%	11/15/2007	13,565	14,819
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.25%	4/1/2007 (1)	4,000	4,297
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.00%	4/1/2008 (1)	6,000	6,468
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.25%	4/1/2008 (1)	3,730	4,053
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.25%	4/1/2008 (2)	13,220	14,366
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.00%	4/1/2009 (1)	4,000	4,342
New York State Thruway Auth. Rev. (Service Contract)	5.00%	4/1/2007	21,370	22,706
New York State Thruway Auth. Rev. (Service Contract)	5.00%	3/15/2008	13,100	14,021
New York State Thruway Auth. Rev. (Service Contract)	5.00%	4/1/2008	23,480	25,141
New York State Thruway Auth. Rev. BAN	2.25%	10/6/2005	32,000	32,262
New York State Urban Dev. Corp. Rev. (Correctional Fac.)	5.00%	1/1/2006	5,000	5,207
New York State Urban Dev. Corp. Rev. (Correctional Fac.)	5.00%	1/1/2007	14,865	15,743
New York State Urban Dev. Corp. Rev. (Personal Income Tax)	5.00%	12/15/2006	10,000	10,625
Onondaga County NY PCR (Anheuser-Busch Cos., Inc.)	6.625%	8/1/2006	4,050	4,396
Triborough Bridge & Tunnel Auth. New York Rev.	5.00%	11/15/2005	10,000	10,418
Triborough Bridge & Tunnel Auth. New York Rev.	5.25%	11/15/2008	14,000	15,312
Triborough Bridge & Tunnel Auth. New York Rev. VRDO	1.07%	8/6/2004	50,000	50,000

				579,666

North Carolina (1.7%)
Durham NC GO	5.00%	2/1/2008	5,340	5,758
Mecklenburg County NC GO	4.00%	2/1/2009	10,500	10,981
North Carolina Eastern Muni. Power Agency Rev.	5.375%	1/1/2010	25,745	27,596
North Carolina Eastern Muni. Power Agency Rev.	5.50%	1/1/2010	5,400	5,821
North Carolina Eastern Muni. Power Agency Rev.	5.50%	1/1/2011	8,000	8,612
North Carolina GO	5.00%	5/1/2007	9,890	10,596
North Carolina GO	5.00%	3/1/2008	5,000	5,397
North Carolina Muni. Power Agency Rev.	5.00%	1/1/2005	3,000	3,041
North Carolina Muni. Power Agency Rev.	8.00%	1/1/2006 (2)	18,000	19,501
Wake County NC Public Improvement GO	4.50%	3/1/2007	8,500	8,972
Wake County NC Public Improvement GO	5.00%	4/1/2007	8,000	8,558

				114,833

Ohio (5.0%)
Cleveland OH Airport System Rev.	5.50%	1/1/2008 (4)	8,070	8,675
Cleveland OH Airport System Rev. VRDO	1.08%	8/6/2004 (4)	37,000	37,000
Columbus OH GO	5.00%	7/1/2007	5,410	5,809
Columbus OH GO	5.00%	7/1/2007	7,395	7,940
Kent State Univ. Ohio VRDO	1.09%	8/6/2004 (1)	38,755	38,755
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.00%	10/1/2006	5,000	5,268
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.25%	10/1/2007	5,000	5,350
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.25%	10/1/2008	6,945	7,474
Ohio Air Quality Dev. Auth. PCR (Ohio Edison Co.) PUT	5.80%	12/1/2004	3,500	3,536
Ohio Air Quality Fac. Rev. (Ohio Edison Co.) PUT	3.25%	2/1/2008 (2)	5,000	5,033
Ohio Common Schools GO	5.00%	3/15/2007	3,370	3,596
Ohio Common Schools GO	4.00%	9/15/2007	7,920	8,281
Ohio Common Schools GO	5.00%	3/15/2008	3,195	3,441
Ohio Common Schools PUT	2.45%	9/14/2007	10,000	9,986
Ohio GO	5.75%	6/15/2005	5,810	6,024
Ohio GO	0.00%	9/1/2007	5,000	4,574
Ohio GO	5.00%	3/15/2008	3,000	3,231
Ohio GO	5.00%	8/1/2008	14,800	16,022
Ohio Higher Educ. Capital Fac. Rev.	5.75%	5/1/2007	6,930	7,549
Ohio Higher Educ. Capital Fac. Rev.	5.50%	12/1/2007	24,500	26,813
Ohio Higher Educ. Capital Fac. Rev.	5.50%	12/1/2008	18,440	20,392
Ohio Higher Educ. Fac. Comm. Rev. (Kenyon College) VRDO	1.13%	8/6/2004	1,500	1,500
Ohio Highway Capital Improvements Rev.	5.50%	5/1/2006	22,500	23,880
Ohio Highway Capital Improvements Rev.	5.00%	5/1/2007	5,000	5,353
Ohio Highway Capital Improvements Rev.	5.00%	5/1/2007	5,590	5,982
Ohio Highway Capital Improvements Rev.	5.00%	5/1/2008	4,000	4,319
Ohio Housing Finance Agency Mortgage Rev.	5.625%	3/1/2032	4,100	4,309
Ohio Infrastructure Improvement GO	5.25%	8/1/2006	3,780	4,018
Ohio Infrastructure Improvement GO	5.25%	8/1/2006	3,995	4,247
Ohio Major New State Infrastructure Project Rev.	5.00%	6/15/2008	5,475	5,915
Ohio Major New State Infrastructure Project Rev.	5.00%	6/15/2008	6,225	6,725
Ohio Solid Waste Rev. (BP Exploration & Oil Inc.) VRDO	1.15%	8/2/2004	8,200	8,200
Ohio State Univ. General Receipts Rev. VRDO	1.09%	8/6/2004	2,000	2,000
Ohio State Univ. General Receipts Rev. VRDO	1.10%	8/6/2004	11,800	11,800
Ohio State Univ. General Receipts Rev. VRDO	1.10%	8/6/2004	7,300	7,300
Ohio Water Dev. Auth. Water PCR	5.25%	12/1/2009	3,625	3,998

				334,295

Oklahoma (0.9%)
Grand River Dam Auth. Oklahoma Rev.	5.75%	6/1/2006 (4)	18,250	19,492
Oklahoma County OK GO	5.00%	2/1/2007 (3)	5,700	6,065
Tulsa County OK Ind. Auth. Rev.	5.00%	1/1/2006 (2)	6,450	6,732
Tulsa County OK Ind. Auth. Rev.	5.00%	7/1/2006 (2)	6,450	6,816
Tulsa County OK Ind. Auth. Rev.	5.00%	1/1/2007 (2)	6,450	6,857
Tulsa County OK Ind. Auth. Rev.	5.00%	5/15/2007	6,610	7,063
Tulsa County OK Ind. Auth. Rev.	5.00%	5/15/2008	5,000	5,385

				58,410

Oregon (0.4%)
Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.50%	5/1/2005	7,000	7,203
Clackamas County OR Hosp. Fac. Auth. Rev. (Legacy Health System)	5.50%	5/1/2007	6,000	6,450
Oregon State Dept. Administrative Services	5.00%	9/1/2007 (4)	10,900	11,720

				25,373

Pennsylvania (4.5%)
Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh)	5.50%	6/15/2007	3,000	3,208
Delaware County PA IDA PCR (PECO Energy Co.) PUT	5.20%	10/1/2004	11,000	11,055
Delaware River Joint Toll Bridge Comm. Pennsylvania & New Jersey Rev.	5.00%	7/1/2008 (Prere.)	4,365	4,702
Erie PA Higher Educ. Building Auth. Rev. (Gannon Univ.) PUT	2.25%	1/15/2007 LOC	4,200	4,153
Geisinger Health System Auth. of Pennsylvania Rev. (Penn State Geisinger Health System) VRDO	1.09%	8/2/2004	18,000	18,000
Pennsylvania GO	5.25%	10/15/2004	13,850	13,965
Pennsylvania GO	5.00%	2/1/2007	7,260	7,733
Pennsylvania GO	5.50%	7/1/2007 (1)	26,395	28,719
Pennsylvania GO	5.00%	2/1/2008	7,930	8,536
Pennsylvania GO	5.25%	2/1/2008	50,000	54,240
Pennsylvania GO	5.00%	8/1/2010	6,210	6,732
Pennsylvania Higher Educ. Fac. Auth. Rev. (Carnegie Mellon Univ.) VRDO	1.10%	8/2/2004	4,500	4,500
Pennsylvania Intergovernmental Cooperation Auth. Rev.	5.00%	6/15/2006 (3)	26,400	27,848
Pennsylvania State Univ. Rev.	5.00%	3/1/2008	8,025	8,622
Philadelphia PA Gas Works Rev.	5.25%	7/1/2007 (4)	4,525	4,857
Philadelphia PA Gas Works Rev.	5.25%	7/1/2009 (4)	8,885	9,716
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) PUT	5.00%	7/1/2007 (1)	18,250	19,487
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	1.10%	8/2/2004 (1)	6,000	6,000
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	1.10%	8/2/2004	9,675	9,675
Philadelphia PA IDA Rev. (Philadelphia Airport System)	6.00%	6/15/2005 (3)	4,835	5,013
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.50%	7/1/2005 (3)	3,775	3,907
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.00%	7/1/2006 (3)	3,700	3,890
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.25%	7/1/2007 (3)	3,905	4,182
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.25%	7/1/2009 (3)	4,085	4,432
Philadelphia PA Water & Waste Water Rev. VRDO	1.07%	8/6/2004 (4)	5,650	5,650
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	1.09%	8/6/2004 (2)	5,000	5,000
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	1.09%	8/6/2004 (2)	800	800
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	1.10%	8/6/2004 (2)	5,400	5,400
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	1.10%	8/6/2004 (2)	5,500	5,500
Southcentral Pennsylvania General Auth. Rev. PUT	4.50%	12/1/2008 (2)	4,500	4,761
York County PA Solid Waste & Refuse Auth. Rev.	5.25%	12/1/2008 (3)	2,485	2,722

				303,005

Puerto Rico (0.9%)
Puerto Rico GO	5.00%	7/1/2009 (ETM)	460	504
Puerto Rico GO	5.00%	7/1/2009	3,595	3,882
Puerto Rico GO	5.00%	7/1/2012	16,000	17,020
Puerto Rico Highway & Transp. Auth. Rev.	5.00%	7/1/2007	15,000	16,019
Puerto Rico Public Buildings Auth. Govt. Fac. Rev. PUT	4.50%	7/1/2007	20,000	21,005

				58,430

Rhode Island (0.7%)
Rhode Island Econ. Dev. Corp. (Rhode Island Dept. of Transp.)	5.00%	6/15/2006	5,000	5,266
Rhode Island Econ. Dev. Corp. (Rhode Island Dept. of Transp.)	5.00%	6/15/2007	5,000	5,342
Rhode Island GO	6.00%	8/1/2004 (1)	11,345	11,346
Rhode Island Housing & Mortgage Finance Corp. Rev.	3.75%	8/11/2005	10,250	10,461
Rhode Island Housing & Mortgage Finance Corp. Rev.	2.25%	3/15/2007	3,615	3,597
Rhode Island Housing & Mortgage Finance Corp. Rev.	2.50%	3/15/2007	4,945	4,922
Rhode Island State & Providence Plantations GO	5.00%	8/1/2008 (1)	3,795	4,108

				45,042

South Carolina (0.6%)
South Carolina GO	5.75%	1/1/2006	5,000	5,275
South Carolina GO	5.50%	4/1/2008	14,515	15,936
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev. (Palmetto Health Alliance)	7.00%	12/15/2004 (ETM)	3,245	3,310
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev. (Palmetto Health Alliance)	7.00%	12/15/2005 (ETM)	3,500	3,737
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev. (Palmetto Health Alliance)	6.70%	12/15/2006 (ETM)	2,640	2,904
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev. (Palmetto Health Alliance)	7.00%	12/15/2007 (ETM)	5,265	5,977
South Carolina Public Service Auth. Rev.	5.00%	1/1/2007	5,000	5,301

				42,440

South Dakota (0.2%)
South Dakota Health & Educ. Fac. Auth. Rev. (Sioux Valley Hosp. & Health System) PUT	4.85%	5/1/2006	15,000	15,627

Tennessee (2.4%)
Johnson City TN Health & Educ. Rev. (Johnson City Medical Center)	5.00%	7/1/2005 (1)(ETM)	4,265	4,391
Memphis TN Electric System Rev.	5.00%	12/1/2005	16,465	17,170
Memphis TN Electric System Rev.	5.00%	12/1/2006	10,770	11,443
Memphis TN Electric System Rev.	5.00%	12/1/2007 (4)	13,875	14,923
Memphis TN Electric System Rev.	5.00%	12/1/2008 (4)	58,050	62,799
Memphis TN GO	4.00%	10/1/2006	4,200	4,370
Metro. Govt. of Nashville & Davidson County TN GO	5.25%	10/15/2006	10,000	10,677
Metro. Govt. of Nashville & Davidson County TN GO	5.25%	10/15/2007	20,470	22,195
Metro. Govt. of Nashville & Davidson County TN GO	5.00%	10/15/2008	5,000	5,422
Metro. Govt. of Nashville & Davidson County TN IDR (Waste Management Team) PUT	4.10%	8/1/2004	3,500	3,500
Shelby County TN GO	5.00%	4/1/2008	4,550	4,903

				161,793

Texas (11.3%)
Austin TX Combined Util. System Rev.	5.60%	5/15/2005 (1)(Prere.)	15,000	15,481
Austin TX Combined Util. System Rev.	5.375%	11/15/2005	6,495	6,578
Austin TX Independent School Dist. GO	5.625%	8/1/2006 (Prere.)	4,010	4,298
Austin TX Public Improvement GO	5.25%	9/1/2005	10,000	10,392
Austin TX Public Improvement GO	5.25%	9/1/2009	7,545	8,120
Austin TX Water & Wastewater System Rev.	5.25%	11/15/2005 (2)	10,000	10,453
Brazos River Auth. Texas PCR (Texas Util. Electric Co.) PUT	5.40%	5/1/2006	20,000	20,615
Brazos River Auth. Texas PCR (Texas Util. Electric Co.) PUT	5.75%	11/1/2011	7,185	7,400
Brazos River TX Harbor Navigation Dist. Brazoria County Environmental (Dow Chemical Co. Project) PUT	4.75%	5/15/2007	11,050	11,503
Brazos River TX Harbor Navigation Dist. Brazoria County Environmental (Dow Chemical Co. Project) PUT	5.20%	5/15/2008	9,000	9,475
Central Texas Higher Educ. Auth.	5.50%	12/1/2005	5,000	5,207
Colorado River TX Muni. Water Dist. Water Rev.	5.00%	1/1/2006 (2)	1,750	1,825
Colorado River TX Muni. Water Dist. Water Rev.	5.00%	1/1/2007 (2)	2,500	2,654
Colorado River TX Muni. Water Dist. Water Rev.	5.00%	1/1/2008 (2)	2,975	3,191
Cypress-Fairbanks TX Independent School Dist. Unlimited Tax Schoolhouse PUT	4.50%	8/15/2006	10,000	10,463
Cypress-Fairbanks TX Independent School Dist. Unlimited Tax Schoolhouse PUT	5.00%	8/15/2007	12,750	13,641
Dallas-Fort Worth TX International Airport Rev.	5.50%	11/1/2006 (3)	2,150	2,294
Dallas-Fort Worth TX International Airport Rev.	5.50%	11/1/2007 (3)	3,000	3,231
Dallas-Fort Worth TX Regional Airport Rev.	7.80%	11/1/2004 (3)	4,655	4,730
El Paso TX GO	5.50%	8/15/2007 (4)	6,860	7,461
El Paso TX GO	5.50%	8/15/2008 (4)	2,465	2,711
El Paso TX Independent School Dist. GO	5.375%	8/15/2008	5,000	5,476
Fort Worth TX GO	5.00%	3/1/2006	1,250	1,309
Fort Worth TX GO	5.00%	3/1/2007	2,500	2,664
Gulf Coast TX Waste Disposal Auth. PCR (Amoco Oil Co.) VRDO	1.15%	8/2/2004	1,500	1,500
Harris County TX GO	6.125%	8/15/2004 (Prere.)	6,375	6,515
Harris County TX GO	0.00%	8/15/2007 (3)	3,000	2,750
Harris County TX Health Fac. Dev. Corp. Rev. (Methodist Hosp.) VRDO	1.10%	8/2/2004	43,200	43,200
Harris County TX Health Fac. Dev. Corp. Rev. (St. Luke's Episcopal Hosp.)	5.25%	2/15/2007	3,000	3,185
Harris County TX Health Fac. Dev. Corp. Rev. (St. Luke's Episcopal Hosp.)	5.25%	2/15/2008	2,500	2,680
Harris County TX Health Fac. Dev. Corp. Rev. (St. Luke's Episcopal Hosp.) VRDO	1.10%	8/2/2004	110,400	110,400
Harris County TX Health Fac. Dev. Corp. Rev. (Texas Medical Center) VRDO	1.10%	8/2/2004 (1)	7,400	7,400
Harris County TX Health Fac. Dev. Corp. Rev. (Young Men's Christian Assoc. of Greater Houston) VRDO	1.10%	8/2/2004 LOC	2,500	2,500
Harris County TX Toll Road Rev.	6.00%	8/1/2009 (3)	4,750	5,376
Houston TX Airport System Rev.	6.00%	7/1/2008 (4)	6,385	7,026
Houston TX GO	5.00%	3/1/2005 (1)	3,055	3,119
Houston TX GO	5.00%	3/1/2005 (1)(ETM)	1,445	1,474
Houston TX GO	5.30%	4/1/2005 (Prere.)	6,055	6,209
Houston TX GO	5.00%	3/1/2006 (1)(ETM)	5,745	6,012
Houston TX GO	5.00%	3/1/2006 (1)	4,255	4,456
Houston TX GO	5.50%	3/1/2007	11,205	12,069
Houston TX Independent School Dist. GO	0.00%	2/15/2006	4,000	3,866
Houston TX Water & Sewer System Rev.	6.20%	12/1/2005 (1)(Prere.)	9,075	9,612
Houston TX Water & Sewer System Rev.	0.00%	12/1/2006 (2)	5,000	4,711
Houston TX Water & Sewer System Rev.	5.50%	12/1/2007 (4)(ETM)	12,500	13,678
Lower Colorado River Auth. Texas Rev.	6.00%	5/15/2007 (4)	3,000	3,286
Lubbock TX Health Fac. Dev. Corp. Rev. (St. Joseph's Health System)	5.00%	7/1/2005 (4)	7,610	7,848
Matagorda County TX Navigation Dist. PCR (Central Power & Light) PUT	4.55%	11/1/2006	38,970	40,107
North East TX Independent School Dist. GO	6.50%	10/1/2005	4,075	4,302
North East TX Independent School Dist. GO	6.50%	10/1/2006	4,350	4,750
North East TX Independent School Dist. GO	5.00%	8/1/2008	7,810	8,446
North Texas Tollway Auth. (Dallas North Tollway) System Rev. PUT	5.00%	7/1/2008 (4)	6,000	6,436
North Texas Tollway Auth. (Dallas North Tollway) System Rev. PUT	5.00%	7/1/2008 (2)	5,000	5,363
Northside TX Independent School Dist. PUT	3.60%	8/1/2009	12,500	12,519
Plano TX GO	5.00%	9/1/2005	5,975	6,192
Plano TX GO	5.25%	9/1/2006	5,030	5,352
San Antonio TX Electric & Gas Rev.	5.00%	2/1/2008	14,000	15,032
San Antonio TX Electric & Gas Rev.	5.25%	2/1/2008	2,045	2,213
San Antonio TX Electric & Gas Rev.	5.25%	2/1/2008	10,000	10,820
San Antonio TX Electric & Gas Rev.	5.00%	2/1/2009	7,400	8,007
San Antonio TX GO	5.00%	2/1/2007	4,545	4,832
San Antonio TX GO	5.00%	2/1/2008	1,815	1,949
San Antonio TX Hotel Occupancy Tax Rev.	5.00%	8/15/2008 (2)	10,000	10,743
San Antonio TX Independent School Dist. GO	6.00%	8/15/2004	4,165	4,173
Spring Branch TX Independent School Dist. GO	0.00%	2/1/2005	5,725	5,684
Spring Branch TX Independent School Dist. GO	0.00%	2/1/2006	5,710	5,525
Texas A & M Univ. Rev. Financing System	5.00%	5/15/2007	4,925	5,264
Texas Dept. of Housing & Community Affairs Single Mortgage Rev.	5.35%	3/1/2033 (1)	10,490	10,946
Texas GO Public Finance Auth.	5.00%	10/1/2005	22,500	23,377
Texas GO Public Finance Auth.	5.50%	10/1/2006	4,000	4,287
Texas GO Public Finance Auth.	5.75%	10/1/2006 (Prere.)	23,215	25,054
Texas GO Public Finance Auth.	5.25%	10/1/2007	15,240	16,504
Texas Public Building Auth. Building Rev. Capital Appreciation	0.00%	8/1/2007 (1)(ETM)	10,000	9,212
Texas Turnpike Auth. Central Texas Turnpike System Rev.	5.00%	6/1/2007	7,675	8,203
Texas Turnpike Auth. Central Texas Turnpike System Rev.	5.00%	6/1/2008	36,300	39,098
Trinity River Auth. Texas Regional Wastewater Rev.	5.00%	8/1/2005 (1)	7,265	7,511
Univ. of Houston TX Rev.	5.25%	2/15/2008 (4)	5,435	5,884
Univ. of Texas Permanent Univ. Fund Rev. VRDO	5.00%	8/15/2007	5,000	5,369

				763,198

Utah (0.3%)
Intermountain Power Agency Utah Power Supply Rev.	5.00%	7/1/2007 (4)	5,000	5,353
Salt Lake County UT GO	5.50%	12/15/2007	5,870	6,433
Utah County UT Hosp. Rev. (Intermountain Health Care Health Services)	5.00%	5/15/2005	2,000	2,054
Utah County UT Hosp. Rev. (Intermountain Health Care Health Services)	5.00%	5/15/2006	2,000	2,099
Utah Muni. Finance Coop. Local Govt. Rev.	0.00%	3/1/2011 (4)	6,000	4,612

				20,551

Vermont (0.1%)
Vermont GO	5.00%	2/1/2008	4,855	5,233
Virginia (1.9%)
Loudoun County VA GO	5.25%	11/1/2008	4,410	4,843
Metro. Washington Airports Auth. Airport System Rev.	5.50%	10/1/2010 (1)	6,145	6,684
Virginia College Building Auth. Educ. Fac. Rev.	5.00%	2/1/2005	7,345	7,480
Virginia College Building Auth. Educ. Fac. Rev.	5.00%	2/1/2008	10,885	11,714
Virginia Commonwealth Transp. Board Federal Highway Rev.	5.50%	10/1/2006	18,500	19,843
Virginia Commonwealth Transp. Board Federal Highway Rev.	5.75%	10/1/2007	8,150	8,960
Virginia Commonwealth Transp. Board Federal Highway Rev.	5.00%	10/1/2008	15,160	16,445
Virginia GO	5.00%	6/1/2007	9,720	10,438
Virginia Public Building Auth. Rev.	4.50%	8/1/2008	11,515	12,259
Virginia Public School Auth. Rev.	5.25%	8/1/2007	5,185	5,608
Virginia Public School Auth. Rev.	5.00%	8/1/2008	4,075	4,415
Virginia Public School Auth. Rev.	5.25%	8/1/2008	6,950	7,595
Virginia Public School Educ. Technology Notes	5.00%	4/15/2006	10,965	11,527

				127,811

Washington (2.1%)
Douglas County WA Public Util. Dist. No.1 Rev. (Wells Hydroelectric Project)	5.00%	9/1/2007 (1)	2,665	2,860
Douglas County WA Public Util. Dist. No.1 Rev. (Wells Hydroelectric Project)	5.00%	9/1/2008 (1)	1,250	1,350
King County WA GO	5.00%	6/1/2007	10,000	10,693
King County WA Sewer Rev.	5.00%	1/1/2007 (4)	5,000	5,306
King County WA Sewer Rev.	5.25%	1/1/2008 (4)	5,000	5,400
Port of Seattle WA GO	5.00%	11/1/2007 (4)	9,955	10,634
Port of Seattle WA GO	5.00%	11/1/2008 (4)	6,055	6,501
Port of Seattle WA GO	5.00%	11/1/2008 (4)	10,455	11,226
Port of Seattle WA Passenger Fac. Charge Rev.	5.00%	12/1/2004 (2)	7,465	7,552
Port of Seattle WA Rev.	5.25%	9/1/2007 (3)	3,000	3,208
Port of Seattle WA Rev.	5.50%	9/1/2008 (3)	3,815	4,134
Seattle WA GO	5.00%	7/1/2007	5,315	5,699
Seattle WA Muni. Light & Power Rev.	4.00%	12/1/2006 (4)	5,000	5,203
Seattle WA Water System Rev.	4.50%	9/1/2007 (1)	6,625	7,011
Spokane WA Regional Solid Waste Management System Rev.	6.25%	1/1/2005 (2)	8,975	9,150
Spokane WA Regional Solid Waste Management System Rev.	6.50%	1/1/2007 (2)	8,650	9,419
Washington GO	6.00%	7/1/2005	6,500	6,761
Washington GO	5.50%	9/1/2007	13,130	14,279
Washington GO	6.25%	9/1/2007	4,285	4,751
Washington GO	5.50%	9/1/2008 (4)	4,650	5,115
Washington GO	5.75%	9/1/2008	4,000	4,433
Washington GO	6.25%	9/1/2008	3,725	4,195

				144,880

West Virginia (0.3%)
West Virginia GO	0.00%	11/1/2005 (3)	3,850	3,762
West Virginia GO	0.00%	11/1/2006 (3)	6,850	6,476
West Virginia GO	5.50%	6/1/2007 (4)	5,000	5,423
West Virginia GO	5.50%	6/1/2008 (4)	3,000	3,296

				18,957

Wisconsin (1.2%)
Milwaukee WI GO	6.00%	2/1/2006	6,675	7,072
Milwaukee WI Metro. Sewer Dist. GO	6.25%	10/1/2004	10,000	10,084
Wisconsin GO	4.00%	5/1/2006 (1)	16,820	17,398
Wisconsin GO	6.125%	11/1/2006	7,210	7,833
Wisconsin GO	5.00%	5/1/2007 (3)	6,200	6,626
Wisconsin GO	5.00%	5/1/2008	8,055	8,677
Wisconsin GO	5.00%	5/1/2009	13,745	14,903
Wisconsin Transp. Rev.	5.00%	7/1/2008 (3)	8,750	9,460

				82,053

TOTAL MUNICIPAL BONDS
(Cost $6,671,121)				6,737,176

			Shares
TEMPORARY CASH INVESTMENT (0.1%)
Vanguard Municipal Cash Management Fund, 1.05%**
(Cost $6,105)			6,105,000	6,105

TOTAL INVESTMENTS (99.9%)
(Cost $6,677,226)				6,743,281

OTHER ASSETS AND LIABILITIES-NET (0.1%)				8,811

NET ASSETS (100%)				$6,752,092

*Securities with a value of $1,665,000 have been segregated as initial margin for open futures contracts.
**Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS

BAN — Bond Anticipation Note.
COP — Certificate of Participation.
CP — Commercial Paper.
FR — Floating Rate.
GAN — Grant Anticipation Note.
GO — General Obligation Bond.
IDA — Industrial Development Authority Bond.
IDR — Industiral Development Revenue Bond.
PCR — Pollution Control Revenue Bond.
PUT — Put Option Obligation.
RAN — Revenue Anticipation Note.
TAN — Tax Anticipation Note.
TOB — Tender Option Bond.
TRAN — Tax Revenue Anticipation Note.
UFSD — Union Free School District.
USD — United School District.
VRDO — Variable Rate Demand Obligation.
(ETM) — Escrowed to Maturity.
(Prere.) — Prerefunded.
† Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of July 31, 2004.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.

The insurance does not guarantee the market value of the municipal bonds.

LOC — Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At July 31, 2004, the cost of investment securities for tax purposes was $6,679,599,000. Net appreciation of investment securities was $63,682,000, consisting of unrealized gains of $91,735,000 on securities that had risen in value since their purchase and $28,053,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures contracts:

Futures contracts are valued based upon their quoted daily settlement prices At July 31, 2004, the aggregate settlement value of open futures contracts expiring in September 2004 and the related unrealized appreciation (depreciation) were:

	(000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
5-Year U.S. Treasury Note	(500)	$54,750	($ 752)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MUNICIPAL BOND FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	September 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MUNICIPAL BOND FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	September 24, 2004

VANGUARD MUNICIPAL BOND FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	September 24, 2004

*By Power of Attorney. See File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.